PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost:	$ 3,769	$ 3,207
Accumulated depreciation	2,482	1,993
Property and equipment, net	1,287	1,214
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	2,521	2,203
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	762	531
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 486	$ 473